Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash	$ 567,533	$ 1,217,968
Prepayments and other current assets	67,128	53,461
Other receivables	34,794	30,983
Related party receivable	12,923	93,686
Total current assets	682,378	1,396,098
Non-current assets
Long-term investment	14,187,730	13,159,074
Property and equipment, net	26,283	35,115
Operating Right-of-use asset, net	51,263	100,621
Long-term Related part receivable		566,853
Total non-current assets	14,265,276	13,861,663
TOTAL ASSETS	14,947,654	15,257,761
Current liabilities
Taxes payable	213,555	221,393
Amounts due to related parties	24,955	73,159
Accrued expenses	808,937	516,613
Operating Lease Liability-current	51,263	100,621
Promissory note to related parties	1,000,000	600,000
Total current liabilities	2,098,710	1,511,786
Non-current liabilities
Total non-current liabilities
TOTAL LIABILITIES	2,098,710	1,511,786
COMMITMENTS AND CONTIGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,929,451 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	3,186	3,186
Preferred shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively	200
Additional paid-in capital	17,872,027	17,872,227
Statutory reserve	40,590	40,590
Accumulated deficit	(5,233,002)	(4,232,288)
Accumulated other comprehensive (loss)/income	165,943	62,260
TOTAL SHAREHOLDERS’ EQUITY	12,848,944	13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 14,947,654	$ 15,257,761